TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION
Composition of income tax expense
	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense	(223,144,541)	(265,574,760)	(317,283,820)
Deferred tax benefit	14,471,531	3,388,535	22,757,864
Adjustments to deferred tax assets/liabilities for enacted CIT rate change	3,656,049	—	—
Income tax expense	(205,016,961)	(262,186,225)	(294,525,956)

Reconciliation of the differences between statutory tax rate and the effective tax rate
	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(11)%	(10)%	(17)%
Non-deductible expenses incurred	4%	6%	13%
Withholding tax	—	—	10%
Others	(1)%	(1)%	0%
Effective CIT rate	17%	20%	31%

Significant components of deferred tax assets and liabilities
	2011	2012
	RMB	RMB
Deferred tax assets:
Loss carry forward	14,785,786	42,205,411
Accrued liability for customer reward related programs	24,331,749	32,209,006
Accrued staff salary	13,043,243	22,215,827
Deferred tax liabilities	(390,000)	(390,000)
Others	2,797,209	3,452,556
Less: Allowance of deferred tax assets	(14,785,786)	(37,852,274)
Total deferred tax assets	39,782,201	61,840,526

Deferred tax liabilities, non-current:
Recognition of intangible assets	(48,308,692)	(53,309,153)

Net deferred tax liabilities	(8,526,491)	8,531,373

Effect of preferential tax on China operations
	2010	2011	2012
	RMB	RMB	RMB
Tax holiday effect	125,981,081	115,750,217	119,971,884
Basic net income per ADS effect	0.89	0.80	0.88
Diluted net income per ADS effect	0.84	0.76	0.83